Summary of restricted stock units activities under all incentive plans (Details) - Restricted Stock Units (RSUs) [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs unvested at beginning of period	68,194,310	53,293,740
Weighted-average grant date fair value at beginning of period	¥ 0.7724	¥ 0.6510
Number of RSUs, granted	39,910,390	42,890,835
Weighted-average grant date fair value, granted	¥ 1.0244	¥ 0.8108
Number of RSUs, vested	(26,126,200)	(20,613,140)
Weighted-average grant date fair value, vested	¥ 0.6618	¥ 0.6130
Number of RSUs, Canceled/forfeited	(6,633,360)	(7,377,125)
Weighted-average grant date fair value, Canceled/forfeited	¥ 0.7744	¥ 0.6478
Number of RSUs unvested at end of period	75,345,140	68,194,310
Weighted-average grant date fair value at end of period	¥ 0.9374	¥ 0.7724